Summary of Significant Accounting Policies (Share-based Compensation Expense) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 17, 2020	Jan. 04, 2012	Jan. 04, 2012	Dec. 31, 2021
Sohu Video Sharebased Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jan. 04, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				4,488,500
Cumulative share based compensation expense				$ 4.1
Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				954,500
Sohu Video Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Sohu (excluding Sohu Video) [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options exercises in Period, Fixed Price				$ 5.39
Changyou [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration Per Share	$ 5.40
Changyou [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				5,443,000
Changyou [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	0.01
Long term Debt include Accrued over the Service Period Liability	5.39			$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Consideration Per Share	5.40
Exercise prices of option granted	0.01
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Fixed Price	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative share based compensation expense				$ 23.5
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Number of shares authorized for issuance		25,000,000	25,000,000
Percentage of outstanding ordinary shares on a fully-diluted basis			10.00%
Number of shares under contractually granted share options				16,368,200
Number of shares purchased on vested options				4,972,800
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Jan. 04, 2022
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Number of shares under contractually granted share options				16,368,200
Number of shares purchased on vested options				4,972,800
Changyou Com Limited [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	$ 5.39